Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Equity [Abstract]
Equity

NOTE 6. EQUITY

Common Stock and Preferred Stock

As of March 31, 2021, the Company had authorized 300 million shares of common stock, $0.001 par value per share and 20 million shares of preferred stock; 7.53 million and 7.03 million shares of common stock were issued and outstanding as of March 31, 2021 and June 30, 2020, respectively. 0 shares of preferred stock were issued and outstanding as of March 31, 2021 and June 30, 2020, respectively.

Sale of Common Stock

Common stock sold to Investors

During the nine months ended March 31, 2021, the Company sold approximately 76,900 shares of common stock to investors at a price of $4.50/share, for total proceeds of approximately $346,000 of which approximately $21,381 was a subscription receivable that was paid after March 31, 2021.

Common stock issued to Investors

During the nine months ended March 31, 2021, in connection with the conversion of convertible promissory notes, the Company issued approximately 332,000 shares of common stock (see Note 9).

During the nine months ended March 31, 2021 and 2020, in connection with the issuance of new convertible promissory notes, the Company issued approximately 44,000 and 38,800 shares of common stock, respectively, as an original issue discount and approximately 29,500 and 51,000 shares of common stock, respectively, as a pre-payment of first year interest (see Note 9).

Common stock issued to Vendors

During the nine months ended March 31, 2021 and 2020, the Company issued approximately 20,800 and 23,700 shares of common stock, respectively, to various vendors for services performed and recorded share-based compensation of approximately $94,000 and $101,500.

Employee Stock-Based Compensation

In January 2021, the Company amended its 2016 Equity Incentive Plan (the “Plan”), increasing the amount of common stock reserved for issuance from 5 million to 10 million shares. As of March 31, 2021, there were 5.43 million shares available for issuance under the Plan.

In addition, the share reserve will automatically increase on January 1 of each calendar year, for the period beginning on January 1, 2022 and ending on (and including) January 1, 2030 (each January 1, an “Evergreen Date”) in an amount equal to five percent (5%) of the total number of shares of the Company’s common stock outstanding on the December 31 immediately preceding the applicable Evergreen Date (the “Evergreen Increase”). Notwithstanding the foregoing, the Board may act prior to the Evergreen Date of a given year to provide that there will be no Evergreen Increase for such year, or that the Evergreen Increase for such year will be a lesser number of shares of the Company’s common stock than would otherwise occur pursuant to the aforementioned. Any shares of stock delivered under the Plan shall consist of authorized and unissued shares or treasury shares. There were no other changes to the incentive plan.

The Company recognizes compensation expense relating to awards ratably over the requisite period, which is generally the vesting period.

Stock options have been recorded at their fair value. The Black-Scholes option-pricing model assumptions used to value the issuance of stock options under the Plan are noted in the following table:

	Nine Months Ended March 31, 2021	Nine Months Ended March 31, 2020
Weighted average expected terms (in years)	5.2	5.2
Weighted average expected volatility	125.9%	117.3%
Weighted average risk-free interest rate	0.4%	1.5%
Expected dividend yield	0%	0%

The grant date fair value, for options granted during the nine months ended March 31, 2021 was approximately $2.10 million.

The grant date fair value, for options granted during the nine months ended March 31, 2020 was approximately $1.75 million.

The following is a summary of the Company’s stock option activity for the nine months ended March 31, 2021 and 2020:

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2019	3,408,452	$2.97	8.5	$3,721,339
Options Granted	639,543	4.22	9.6	$181,953
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(66,719)	3.73	9.5	(53,774)
Outstanding at March 31, 2020	3,981,276	3.15	8.4	$5,553,916
Exercisable at March 31, 2020	3,370,366	$3.00	8.3	$5,362,387

		Weighted Average
			Remaining
		Exercise	Contractual	Intrinsic
	Options	Price	Term (Yrs)	Value
Outstanding at July 1, 2020	4,092,593	$3.19	8.4	$5,553,916
Options Granted	576,408	4.55	9.8	$288,204
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(101,251)	4.20	8.8	(81,530)
Outstanding at March 31, 2021	4,567,750	$3.34	8.5	$7,806,887
Exercisable at March 31, 2021	4,178,316	$3.24	8.4	$7,564,222

The Company’s stock option-based expense for the nine months ended March 31, 2021 and 2020 consisted of the following:

	Nine Months Ended March 31, 2021	Nine Months Ended March 31, 2020
Stock option-based expense :
Research and development expenses	$886,591	$931,796
General and administrative expenses	419,193	392,672
Sales and marketing expenses	310,710	170,259
Cost of goods sold	497,370	203,444
Board option expense	128,043	129,278
Total	$2,241,907	$1,827,449

During the year ended June 30, 2019, certain Company advisors received $0.31 million worth of Company stock options with an exercise price of $5.25/share and a three-year term, for potential services to be performed over a three-year period. Of the $0.31 million, $0.17 million and $0.29 million was categorized as a prepaid expense at June 30, 2020 and 2019, respectively. During the nine months ended March 31, 2021 and 2020, the Company recognized approximately $58,000 for each period, as general and administration expense.

At March 31, 2021, total unrecognized compensation expense to employees and vendors related to stock options was $1.46 million and is expected to be recognized over a weighted average period of 0.74 years. At March 31, 2020, total unrecognized compensation expense related to stock options was $1.49 million and was expected to be recognized over a weighted average period of 1.10 years.

The intrinsic value of stock options as of March 31, 2021 was computed using a fair market value of the common stock of $5.00/share, as compared to $4.50/share for the nine months ended March 31, 2020.

NOTE 6. EQUITY

Common Stock and Preferred Stock

As of June 30, 2020, the Company had authorized 300 million shares of common stock, $0.001 par value per share and 20 million shares of preferred stock; 7.03 million and 6.86 million shares of common stock were issued and outstanding as of June 30, 2020 and 2019, respectively. 0 shares of preferred stock were issued and outstanding as of June 30, 2020 and 2019, respectively.

Sale of Common Stock

Common stock sold to Investors

During the year ended June 30, 2020, the Company sold 1,556 shares of common stock to investors for total proceeds of $7,000.

During the year ended June 30, 2019 the Company sold common stock in multiple tranches. In total for the year ended June 30, 2019, the Company sold approximately 514,000 shares of common stock to investors for total proceeds of approximately $2.0 million. Included in these sales of common stock were sales to related parties of approximately 30,000 shares and proceeds of $110,000.

Common stock issued to Investors

In connection with the sale of convertible promissory notes, the Company issued approximately 45,000 shares of common stock during the year ended June 30, 2020 (see Note 10).

Further, in connection with the sale of convertible promissory notes, the Company issued approximately 57,000 shares of common stock to prepay interest on the notes (see Note 10).

Common stock issued to Vendors

During the year ended June 30, 2020, the Company issued approximately 24,000 shares of common stock to various vendors for services performed. The Company recorded share-based compensation of approximately $100,000.

During the year ended June 30, 2019 the Company issued approximately 47,000 shares of common stock to various vendors for services performed. The Company recorded share-based compensation of approximately $160,000.

Common stock issued to Employees

During the year ended June 30, 2020, the Company issued approximately 20,000 shares of common stock to various employees for services performed or bonuses, and recorded share-based compensation of approximately $90,000.

During the year ended June 30, 2019 the Company issued approximately 39,000 shares of common stock to various employees for services performed or bonuses, and recorded share-based compensation of approximately $160,000.

Common stock issued to satisfy Contingent Liabilities

During the year ended June 30, 2020 the Company issued approximately 28,000 shares of common stock to satisfy a contingent liability related to a prior acquisition with a fair market value of approximately $130,000 (see Note 7).

During the year ended June 30, 2019 the Company issued approximately 23,000 shares of common stock to satisfy a contingent liability related to a prior acquisition with a fair market value of approximately $90,000 (see Note 7).

Employee Stock-Based Compensation

In October 2016, the Company’s Board of Directors and its stockholders adopted The Glimpse Group, Inc. 2016 Equity Incentive Plan (the “Plan”).

Under the Plan, the Company grants stock options at exercise prices generally equal to the fair value of the common stock on the grant date. These options generally expire ten years after the grant date and vest, depending on the optionee, over a varying period of continuous service following the vesting commencement date of such option (ranging from zero to three years), unless the optionee’s continuous service with the Company is terminated earlier. Stock-based compensation expense is recognized evenly over the requisite service period.

The Plan is administered by the Company’s Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”), who determine the recipients and the terms of the awards granted, subject to the approval of the Company’s Board of Directors. The Plan provides that awards granted may be options, restricted stock, restricted stock units or other stock based awards (collectively the “Awards”). Stock option awards may be either incentive stock options or non-qualified options. The Awards may be granted to eligible employees, directors, service providers, consultants and advisers.

As of June 30, 2020 an aggregate of up to 5 million shares of common stock were reserved for issuance under the Plan, with 0.91 million available for issuance. The Company recognizes compensation expense relating to awards ratably over the requisite period, which is generally the vesting period.

Stock options have been recorded at their fair value. The Black-Scholes option-pricing model incorporates contractual terms, maturity, risk free rates and expected volatility.

The Black-Scholes option-pricing model assumptions used to value the issuance of stock options under the Plan, are noted in the following table:

	Year Ended June 30, 2020	Year Ended June 30, 2019
Weighted average expected terms (in years)	5.3	4.7
Weighted average expected volatility	117%	120%
Weighted average risk-free interest rate	1.4%	2.5%
Expected dividend yield	0%	0%

The grant date fair value, for options granted during the year ended June 30, 2020 was $2.7 million.

The grant date fair value, for options granted during the year ended June 30, 2019, was $3.3 million.

The following is a summary of the Company’s stock option activity for the years ended June 30, 2020 and 2019:

		Weighted Average
	Options	Exercise Price	Remaining Contractual Term (Yrs)	Intrinsic Value
Outstanding at July 1, 2018	2,492,006	$2.47	9.1	$1,937,593
Options Granted	1,060,557	4.19	8.6	-
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(144,111)	3.41	9.2	(86,459)
Outstanding at June 30, 2019	3,408,452	$2.97	8.5	$3,721,339
Exercisable at June 30, 2019	2,805,437	$2.87	8.4	$3,380,482

		Weighted Average
	Options	Exercise Price	Remaining Contractual Term (Yrs)	Intrinsic Value
Outstanding at July 1, 2019	3,408,452	$2.97	8.5	$3,721,339
Options Granted	766,455	4.26	9.5	$182,328
Options Exercised	-	-	-	-
Options Forfeited / Cancelled	(82,314)	3.84	9.6	(53,977)
Outstanding at June 30, 2020	4,092,593	$3.19	8.4	$5,553,916
Exercisable at June 30, 2020	3,581,514	$3.06	8.3	$5,365,512

The Company’s stock option-based expense for the years ended June 30, 2020 and June 30, 2019 consisted of the following:

	June 30, 2020	June 30, 2019
Stock option-based expense:
Research and development expenses	$1,266,911	$1,313,946
General and administrative expenses	570,765	470,748
Sales and marketing expenses	293,226	181,903
Cost of goods sold	236,825	58,182
Board option expense	182,794	885,206
Total	$2,550,521	$2,909,985

During the year ended June 30, 2019, certain Company advisors received $0.31 million worth of Company stock options with an exercise price of $5.25/share and a three-year term, for potential services to be performed over a three-year period. Of the $0.31 million, $0.17 million and $0.29 million was categorized as a prepaid expense at June 30, 2020 and 2019, respectively. During the years ended June 30, 2020 and 2019, the Company recognized approximately $115,000 and $10,000, respectively, as general and administration expense.

At June 30, 2020, total unrecognized compensation expense to employees and vendors related to stock options was $1.62 million and is expected to be recognized over a weighted average period of 1.02 years. At June 30, 2019, total unrecognized compensation expense related to stock options was $1.74 million and was expected to be recognized over a weighted average period of 1.54 years.

The intrinsic value of stock options as of June 30, 2020 was computed using a fair market value of the common stock of $4.50/share, as compared to $4.00/share for the year ended June 30, 2019.